Stockholders' Equity and Recapitalization Agreement - Additional Information (Detail) (USD $)	1 Months Ended						6 Months Ended	12 Months Ended					3 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended							1 Months Ended				1 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended	1 Months Ended					1 Months Ended
	Mar. 14, 2012	May 31, 2011	Apr. 22, 2011	Jan. 26, 2011	Jan. 03, 2011	Sep. 30, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 09, 2011	Jan. 13, 2011	Jun. 30, 2012 Stock options [Member]	Jun. 30, 2012 Stock options [Member]	Jun. 30, 2012 THD Warrant [Member]	Jun. 30, 2011 THD Warrant [Member]	Jun. 30, 2012 THD Warrant [Member]	Jun. 30, 2011 THD Warrant [Member]	May 25, 2012 THD Warrant [Member]	Dec. 31, 2011 THD Warrant [Member]	Jan. 13, 2011 THD Warrant [Member]	Jun. 30, 2012 Series D Warrants [Member]	Feb. 09, 2011 Series D Warrants [Member]	Sep. 30, 2010 Series E warrants [Member]	Sep. 30, 2010 Series C warrants [Member]	Dec. 22, 2010 Series D Preferred Stock [Member]	Dec. 31, 2010 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2010 Minimum [Member]	Jun. 30, 2012 Minimum [Member] THD Warrant [Member]	Dec. 22, 2010 Minimum [Member] Series D Preferred Stock [Member]	Sep. 30, 2010 Maximum [Member]	Jun. 30, 2012 Maximum [Member] THD Warrant [Member]	Dec. 22, 2010 Maximum [Member] Series D Preferred Stock [Member]	Jan. 13, 2011 The Home Depot [Member]	Apr. 27, 2011 Philips Exchange [Member]	Apr. 27, 2011 Philips Exchange [Member] Series D Warrants [Member]	Feb. 09, 2011 Lsgc Holdings [Member]	Sep. 30, 2010 Lsgc Holdings [Member] Recapitalization [Member]	Sep. 30, 2010 Lsgc Holdings [Member] Stock options [Member]
Class of Stock [Line Items]
Issuance of common stock					286,365
Settlement of directors' fees Tag	$ 875,000						$ 347,000	$ 945,000
Common stock option to purchase																																		5,000,000,000,000
Common stock, purchase price		$ 4.00										$ 2.00									$ 2.00
Shares issuable pursuant to warrant vested								1,000,000							1,024,713		1,024,713			1,000,000
Percentage of gross product order							20.00%	20.00%
Revenue reduction								2,500,000							341,000	535,000.0	716,000	2.5
Cash received on issuance of common stock				18,000,000
Total common stock for exchange				5,454,545
Common stock shares issued							206,947,124	204,815,210	125,595,418		54,500,000																								1,359,273	5,330,482	54,500,000
Common stock exercisable Warrants											942,857								5,000,000			1,171,044	60,758,777
Proceeds from sale of common stock			6,500,000
Proceeds from life insurance policy		7,000,000
Payment related to		6,500,000
Expense related to stock issued, per day		1,800						3,200,000	3,900,000	1,300,000			102,000	117,000
Conversion of notes to common stock		1,635,800
Coversion price		$ 4.00
Common stock price per share		$ 4.00
Repurchase of common stock																								32,612,249	3,776,078													12,500,000	3,125,000
Common stock price per share																																						$ 1.60	$ 1.60
Aggregate purchase price						25,000,000																																20,000,000	5,000,000
Total common stock issued						15,625,000
Warrant exercise price																								$ 0.85				$ 1.60	$ 1.95		$ 6.00	$ 2.00
Cashless exercise of warrants						1,937,420
Preferred stock dividend paid																														0.64			0.66
Preferred stock dividend, shares																										44,072,123
Number of excercisable sheres of common stock																			5,123,715			1,240,798						842,742			3,160,281
Redeemed prefered stock									186,528
Percentage of convertible preferred stock									6.00%
Redeemed prefered stock,amount									597,000
Preferred stock not presented for redemption									10,374
Expense related to issue of stocks							$ 4,549,671	$ 3,927,350	$ 4,267,944																		$ 33,000
Warrants vested up on issuance of shares																				1,000,000